Income taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2015	2014	2013
Loss before income taxes	$(7,584)	$(728)	$(24,149)
Tax rate	26.00%	25.26%	25.26%
Expected benefit	$(1,972)	$(184)	$(6,100)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	2,008	—	(209)
Income tax adjustments and reassessments	(277)	(68)	(249)
Non taxable portion of capital gains	(79)	(72)	69
Stock-based compensation	179	232	315
Other	27	61	73
Income tax benefit	$(114)	$(31)	$(6,102)

Classified as:

Year ended December 31,	2015	2014	2013
Current income tax benefit	$—	$(92)	$(2,438)
Deferred income tax (benefit) expense	(114)	61	(3,664)
	$(114)	$(31)	$(6,102)

The deferred tax assets and liabilities are summarized below:

	December 31, 2015	December 31, 2014
Deferred tax assets:
Non-capital losses	$16,443	$31,151
Deferred financing costs	1,027	1,135
Billings in excess of costs on uncompleted contracts	123	—
Capital lease obligations	16,860	16,148
Deferred lease inducements	39	64
Stock-based compensation	1,619	1,666
Other	636	481
	$36,747	$50,645

	December 31, 2015	December 31, 2014
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$3,689	$9,538
Assets held for sale	49	6,466
Accounts receivable – holdbacks	—	3,084
Property, plant and equipment	59,472	58,134
	$63,210	$77,222
Net deferred income tax liability	$(26,463)	$(26,577)
Classified as:

	December 31, 2015	December 31, 2014
Deferred tax asset	$15,845	$35,556
Deferred tax liability	(42,308)	(62,133)
	$(26,463)	$(26,577)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction and one provincial jurisdiction (December 31, 2014 and 2013 - three provincial jurisdictions). Prior to the sale of piling assets and liabilities (note 21), the Company filed income tax returns in two additional provincial jurisdictions, the US federal and Indiana, Oklahoma and Texas state jurisdictions and Columbia. The Company has substantially concluded on Canadian federal and provincial income tax matters for the years through 2011. Substantially all material US Federal and state matters have been concluded for the years through 2012.
The Company has a full valuation allowance against capital losses in deferred tax assets of $1,035 as at December 31, 2015 (2014 – $962; 2013 - $962). At December 31, 2015, the Company has non-capital losses for income tax purposes of $60,897 which predominately expire after 2026 as follows:

December 31, 2015
2026	$283
2027	—
2028	—
2029	1
2030	—
2031	570
2032	29,466
2033	21,896
2034	8,662
2035	19
$60,897